INVENTORIES	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 4:-	INVENTORIES

	December 31,
	2010	2011

Raw materials	$6,872	$6,977
Finished products	9,407	13,438

	$16,279	$20,415

In the years ended December 31, 2009, 2010 and 2011, the Group wrote-off inventories in a total amount of $ 3,421, $ 1,113 and $ 644, respectively.